Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments, beginning	R$ 3,325,731	R$ 3,042,134
Equity	307,809	478,577
Investment/advance for future capital increase	10,780	4,829
Amortization	(370)	(371)
Dividends and JSCP	(132,065)	(137,900)
Other	(88)	(2)
Investments, ending	3,511,797	3,325,731
Capital decrease		(61,536)
Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	47,093	48,096
Equity	22,001	26,015
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(20,238)	(27,018)
Other
Investments, ending	48,856	47,093
Capital decrease
Investment property [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	535	541
Equity
Investment/advance for future capital increase
Amortization	(3)	(4)
Dividends and JSCP
Other	(88)	(2)
Investments, ending	444	535
Capital decrease
Dona Francisca Energetica [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	28,043	27,057
Equity	5,353	5,648
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(2,584)	(4,662)
Other
Investments, ending	30,812	28,043
Capital decrease
Foz Do Chopim Energetica [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	17,116	19,102
Equity	16,651	20,370
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(17,654)	(22,356)
Other
Investments, ending	16,113	17,116
Capital decrease
Others [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	1,934	1,937
Equity	(3)	(3)
Investment/advance for future capital increase
Amortization
Dividends and JSCP
Other
Investments, ending	1,931	1,934
Capital decrease
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	3,278,103	2,993,497
Equity	285,808	452,562
Investment/advance for future capital increase	10,780	4,829
Amortization	(367)	(367)
Dividends and JSCP	(111,827)	(110,882)
Other
Investments, ending	3,462,497	3,278,103
Capital decrease		(61,536)
Joint ventures [member] | Voltalia Sao Miguel Do Gostoso I [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	115,976	108,990
Equity	1,508	2,157
Investment/advance for future capital increase		4,829
Amortization
Dividends and JSCP
Other
Investments, ending	117,484	115,976
Capital decrease
Joint ventures [member] | Voltalia Sao Miguel Do Gostoso Direito De Authorization Rights [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	8,937	9,304
Equity
Investment/advance for future capital increase
Amortization	(367)	(367)
Dividends and JSCP
Other
Investments, ending	8,570	8,937
Capital decrease
Joint ventures [member] | Caiua [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	125,297	106,977
Equity	12,263	23,806
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(4,486)	(5,486)
Other
Investments, ending	133,074	125,297
Capital decrease
Joint ventures [member] | Integracao Maranhense [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	192,502	166,563
Equity	24,218	32,824
Investment/advance for future capital increase	10,780
Amortization
Dividends and JSCP	(15,440)	(6,885)
Other
Investments, ending	212,060	192,502
Capital decrease
Joint ventures [member] | Matrincha [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	931,528	811,771
Equity	77,493	162,298
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(14,022)	(42,541)
Other
Investments, ending	994,999	931,528
Capital decrease
Joint ventures [member] | Guaraciaba [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	467,099	407,615
Equity	30,871	82,251
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(5,887)	(22,767)
Other
Investments, ending	492,083	467,099
Capital decrease
Joint ventures [member] | Paranaiba [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	263,979	226,923
Equity	36,269	47,623
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(8,226)	(10,567)
Other
Investments, ending	292,022	263,979
Capital decrease
Joint ventures [member] | Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	692,260	710,989
Equity	58,262	56,140
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(13,837)	(13,333)
Other
Investments, ending	736,685	692,260
Capital decrease		(61,536)
Joint ventures [member] | Cantareira [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	473,369	437,330
Equity	44,563	45,293
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(49,621)	(9,254)
Other
Investments, ending	468,311	473,369
Capital decrease
Joint ventures [member] | Solar Parana [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	7,156	7,035
Equity	361	170
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(308)	(49)
Other
Investments, ending	R$ 7,209	7,156
Capital decrease